CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014 Series A Preferred Stock	Jun. 30, 2014 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Sep. 30, 2014 Series B Preferred Stock	Jun. 30, 2014 Series B Preferred Stock	Jun. 30, 2013 Series B Preferred Stock	Sep. 30, 2014 Series C Preferred Stock	Jun. 30, 2014 Series C Preferred Stock	Oct. 02, 2013 Series C Preferred Stock	Jun. 30, 2013 Series C Preferred Stock
Preferred stock Series C, authorized shares										98,751.823	98,751.823		98,751.823
Preferred stock Series C, stated value (in dollars per share)										$ 0.01	$ 0.01		$ 0.01
Preferred stock, redeemable value (in dollars per share)				$ 120	$ 120	$ 120				$ 0.01	$ 0.01		$ 0.01
Preferred stock Series C, shares issued										98,751.823	98,751.823		0
Preferred stock Series C, shares outstanding										98,751.823	98,751.823		0
Preferred stock, par or stated value (in dollars per share)		$ 0.01	$ 0.01	$ 100	$ 100	$ 100	$ 1,000	$ 1,000	$ 1,000			$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000		165,000	165,000	35,000	35,000	35,000
Preferred stock Series A (as a percent)				8.00%	8.00%	8.00%	9.50%	9.50%	9.50%
Preferred stock Series A, convertible value (in dollars per share)					$ 1.20	$ 1.20	$ 0.50	$ 0.50	$ 0.50
Preferred stock Series A, shares outstanding							17,328.987	16,928.47	0		98,751.823
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Common stock, authorized shares	200,000,000	200,000,000	400,000,000
Common stock, issued shares	77,505,908	77,505,908	77,360,908
Common stock, outstanding shares	77,505,908	77,505,908	77,360,908